Accounts and transactions with related parties - Summary of Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assa Compañía de Seguros, S.A. | Insurance
Disclosure of transactions between related parties [line items]
Related party	$ 12,116	$ 10,157	$ 9,713
Desarrollos Inmobiliarios del Este, S.A. | Property leasing
Disclosure of transactions between related parties [line items]
Related party	3,564	2,989	3,384
Profuturo Administradora de Fondos de Pensión y Cesantía | Payments
Disclosure of transactions between related parties [line items]
Related party	4,572	3,911	2,565
Panama Air Cargo Terminal | Handling
Disclosure of transactions between related parties [line items]
Related party	3,889	4,116	3,193
Motta International | Purchase
Disclosure of transactions between related parties [line items]
Related party	1,013	812	108
Galindo, Arias & López | Legal services
Disclosure of transactions between related parties [line items]
Related party	407	530	170
GBM International, Inc. | Technological support
Disclosure of transactions between related parties [line items]
Related party	51	50	102
Global Brands, S.A. | Purchase
Disclosure of transactions between related parties [line items]
Related party	83	60	31
Banco General, S.A. | Interest income,net
Disclosure of transactions between related parties [line items]
Related party	$ (2,368)	$ (829)	$ (1,546)